EXPLANATORY NOTE

The sole purpose of this filing is to file as an exhibit to the City National Rochdale Funds’ (the “Trust”) registration statement, revised risk/return information in interactive data format for the City National Rochdale Fixed Income Opportunities Fund.  The risk/return information included in this filing for each other series of the Trust does not differ from that included in the 485(b) filed with the SEC via ADBAR Accession No. 0001398344-14-001122 on February 20, 2014.